Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Going Concern [Abstract]
Going Concern
2.	Going Concern

The Company had suffered recurring losses from operations and has limited recurring source of revenues that raise substantial doubt about its ability to continue as a going concern. The Company’s management is planning to obtain financing either through the issuance of equity or debt instruments. To the extent that funds generated from any private placements, public offerings, and/or bank financings are insufficient, the Company will have to raise additional working capital through other sources.

2.	Going Concern

The Company had suffered recurring losses from operations and has limited recurring source of revenues that raise substantial doubt about its ability to continue as a going concern. The Company’s management is planning to obtain financing either through the issuance of equity or debt instruments. To the extent that funds generated from any private placements, public offerings, and/or bank financings are insufficient, the Company will have to raise additional working capital through other sources.